Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Other Liabilities 1 [Abstract]
Net defined benefit liability		€ 413	€ 476
Other post-employment benefits		81	87
Other staff-related liabilities		416	504
Other taxation and social security contributions		414	479
Accrued interest		108	3,606
Costs payable		2,315	2,599
Share-based payment plan liabilities		13	23
Amounts to be settled		6,803	5,017
Other		3,209	3,273
Other liabilities	[1]	€ 13,772	€ 16,064

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.